Deferred Voyage Revenue (Narrative) (Detais) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Feb. 14, 2009	Jan. 10, 2009
Deferred Revenue [Abstract]
Lump sum amount related to the Navios Hope				$ 30,443
Lump Sum Amount Related to the Navios Hope Net Of Expenses			29,589
Recognized Deferred Revenue for the Navios Hope as of August 2013				30,443
Deferred Voyage Revenue	9,112	15,150
Unamortized Amount of the Lump Sum Amount Related to the Navios Hope	4,230	10,991
Current portion of lump sum amount related to the Navios Hope	4,230
Long-term portion of lump sum amount related to the Navios Hope		$ 0